Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 2,603,071	$ 2,751,194
Less: accumulated depreciation	(2,027,478)	(2,023,316)
Less: impairment provision	(397,032)	(399,033)
Total property, plant and equipment, net	178,561	328,845
Machinery [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	742,909	744,632
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	80,568	224,727
Electric equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	143,325	144,048
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	76,505	76,890
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 1,559,764	$ 1,560,897